UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 MAIN STREET Suite 1425, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
4520 MAIN STREET, SUITE 1425
KANSAS CITY, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0723

Date of fiscal year end:  02/28/2017

Date of reporting period: 07/01/2016 to 06/30/2017

ITEM 1.	PROXY VOTING RECORD:

The filing for Stringer Growth Fund, a series of the 360 Funds, is attached.

CUSIP	Meeting Date	Sequence	Proposal	Proposed By Management or Security Holder	Management Recommendation (For or Against Proposal)	Fund Voted For or Against Proposal	Fund voted For or Against Mgt Recommendation
None to Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott	/s/ Randy Linscott
President
Date: July 20, 2017